Cash and cash equivalents and short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Short-Term Investments [Abstract]
Deposits in banks	$ 388,891	$ 334,850	$ 206,911	$ 217,352
Short-term investments	101,142	80,000
Total	490,033	414,850
Restricted cash, customer balances	$ 848	$ 926